Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment [Table Text Block]
The following table presents nonregulated and regulated Property, plant, and equipment – net as presented on the Consolidated Balance Sheet for the years ended:

	Estimated Useful Life (1) (Years)	Depreciation Rates (1) (%)	December 31,
			2016	2015
			(Millions)
Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$20,413	$20,789
Construction in progress	Not applicable		412	1,366
Other	2 - 45		2,202	2,170
Regulated:
Natural gas transmission facilities		1.20 - 6.97	12,692	12,189
Construction in progress	Not applicable	Not applicable	1,603	941
Other	5 - 45	1.35 - 33.33	1,590	1,584
Total property, plant, and equipment, at cost			38,912	39,039
Accumulated depreciation and amortization			(10,484)	(9,460)
Property, plant, and equipment — net			$28,428	$29,579
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(1)	Estimated useful life and depreciation rates are presented as of December 31, 2016. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.

Asset Retirement Obligation [Table Text Block]
The following table presents the significant changes to our ARO, of which $801 million and $858 million are included in Regulatory liabilities, deferred income, and other with the remaining current portion in Accrued liabilities at December 31, 2016 and 2015, respectively.

	December 31,
	2016	2015
	(Millions)
Beginning balance	$915	$831
Liabilities incurred	24	42
Liabilities settled	(8)	(3)
Accretion expense	69	60
Revisions (1)	(138)	(15)
Ending balance	$862	$915
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(1)
Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2016 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, and decreases in the inflation rate and discount rates used in the annual review process. The 2015 revisions reflect changes in removal cost estimates and the estimated remaining useful life of assets, a decrease in the inflation rate, and increases in the discount rates used in the annual review process.